General information, textuals (Details) - USD ($) $ in Thousands	6 Months Ended			7 Months Ended	8 Months Ended
	Jul. 05, 2017	Jun. 30, 2017	Jun. 30, 2016	Jul. 27, 2017	Aug. 24, 2017
Entity Incorporation, Date of Incorporation		Jan. 07, 2010
Entity Incorporation, State Country Name		the Republic of Marshall Islands
Fees payable to Wilhelmsen Ship Management LTD		$ 485	$ 0
Subsequent Event [Member]
Reverse Stock Split	1-for-7 reverse stock split on its issued and outstanding common stock.			1-for-6 reverse stock split on its issued and outstanding common stock.	1-for-7 reverse stock split on its issued and outstanding common stock.